Corgi Crypto Infrastructure ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Activities Related to Credit Intermediation - 15.0%
Coinbase Global, Inc. - Class A (a)	208	$ 30,407
Figure Technology Solutions, Inc. - Class A (a)	608	18,672
Terawulf, Inc. (a)	980	24,206
		73,285

Building Equipment Contractors - 4.6%
IREN Ltd. (a)	488	22,316

Business Support Services - 20.2%
Bit Digital, Inc. (a)	6,472	11,650
Circle Internet Group, Inc. (a)	332	20,793
Gemini Space Station, Inc. - Class A (a)	2,048	8,724
GPGI, Inc.	1,060	16,801
Hut 8 Corp. (a)	256	29,554
PayPal Holdings, Inc.	256	11,054
		98,576

Computer Systems Design and Related Services - 3.6%
Cleanspark, Inc. (a)	1,208	17,576

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 11.5%
Cipher Digital, Inc. (a)	1,104	27,048
Core Scientific, Inc. (a)	48	1,228
Riot Platforms, Inc. (a)	1,024	28,037
		56,313

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 4.2%
MARA Holdings, Inc. (a)	1,472	20,446

Management of Companies and Enterprises - 4.8%
Bullish (a)	336	7,873
Etoro Group Ltd. - Class A (a)	392	15,472
		23,345

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.8%
Soluna Holdings, Inc. (a)	6,496	8,770

Other Financial Investment Activities - 9.5%
Bakkt, Inc. (a)	1,000	7,810
Bitdeer Technologies Group (a)	1,132	17,965
BitFuFu, Inc. - Class A (a)	3,472	4,896
Coincheck Group NV (a)	4,284	9,510
CoinShares PLC (a)	1,736	6,545
		46,726

Personal and Household Goods Repair and Maintenance - 3.0%
BitMine Immersion Technologies, Inc.	1,100	14,641

Pharmaceutical and Medicine Manufacturing - 3.8%
Galaxy Digital, Inc. - Class A (a)	680	18,591

Securities and Commodity Contracts Intermediation and Brokerage - 5.5%
Cboe Global Markets, Inc.	24		5,824
Robinhood Markets, Inc. - Class A (a)	212		21,260
			27,084

Securities and Commodity Exchanges - 4.0%
CME Group, Inc.	88		19,433

Software & Tech Services - 0.8%
Bitgo Holdings, Inc. - Class A (a)	776		4,020

Software Publishers - 2.9%
Applied Digital Corp. (a)	28		1,044
Block, Inc. (a)	124		9,424
Cango, Inc. - Class A (a)	19,440		3,976
			14,444

Support Activities for Mining - 3.2%
Hive Digital Technologies Ltd. (a)	4,276		15,565
TOTAL COMMON STOCKS (Cost $528,798)			481,131

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	8,165		8,165
TOTAL MONEY MARKET FUNDS (Cost $8,165)			8,165

TOTAL INVESTMENTS - 100.1% (Cost $536,963)			489,296
Liabilities in Excess of Other Assets - (0.1)%		(0.00064)	(311)
TOTAL NET ASSETS - 100.0%			$ 488,985

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Crypto Infrastructure ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 481,131	$ –	$ –	$ 481,131
Money Market Funds	8,165	–	–	8,165
Total Investments	$ 489,296	$ –	$ –	$ 489,296

Refer to the Schedule of Investments for further disaggregation of investment categories.